Depreciation Expenses Using Straight-Line Method (Detail)	12 Months Ended
Dec. 31, 2012
Prior to August 1, 2009 | Land use rights
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	50 years
Prior to August 1, 2009 | Leasehold improvements
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives, description	shorter of lease term or 7 years
Prior to August 1, 2009 | Minimum | Buildings
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	20 years
Prior to August 1, 2009 | Minimum | Machinery and equipment
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Prior to August 1, 2009 | Minimum | Furniture and fixtures
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Prior to August 1, 2009 | Minimum | Automobiles
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Prior to August 1, 2009 | Minimum | Tools and molds
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Prior to August 1, 2009 | Maximum | Buildings
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	50 years
Prior to August 1, 2009 | Maximum | Machinery and equipment
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	12 years
Prior to August 1, 2009 | Maximum | Furniture and fixtures
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	8 years
Prior to August 1, 2009 | Maximum | Automobiles
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	6 years
Prior to August 1, 2009 | Maximum | Tools and molds
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	6 years
After August 1, 2009 | Land use rights
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	50 years
After August 1, 2009 | Buildings
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	20 years
After August 1, 2009 | Machinery and equipment
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
After August 1, 2009 | Leasehold improvements
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives, description	shorter of lease term or 4 years
After August 1, 2009 | Furniture and fixtures
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
After August 1, 2009 | Automobiles
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
After August 1, 2009 | Tools and molds
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	2 years